Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Sep. 30, 2023	Dec. 31, 2022
Preferred stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock Subject to Possible Redemption
Common stock subject to possible redemption, par value (in Dollars per share)		$ 0.0001
Common stock subject to possible redemption, shares authorized		100,000,000
Common stock subject to possible redemption, shares issued		7,500,000
Common stock subject to possible redemption, shares outstanding		7,500,000
Common stock subject to possible redemption, at redemption value (in Dollars per share)		$ 10.14
Class A Common Stock
Common stock subject to possible redemption, shares issued		7,500,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		75,000
Common stock, shares outstanding		75,000
Class B Common Stock
Common stock, par value (in Dollars per share)	[1],[2]	$ 0.0001	$ 0.0001	[3],[4]
Common stock, shares authorized	[1],[2]	10,000,000	10,000,000	[3],[4]
Common stock, shares issued	[1],[2]	2,875,000	2,875,000
Common stock, shares outstanding	[1],[2]	2,875,000	2,875,000
Previously Reported | Class B Common Stock
Common stock, shares issued	[3],[4]		3,066,667
Common stock, shares outstanding	[3],[4]		3,066,667

[1]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).
[2]	Includes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[3]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 (see Notes 5 and 7).
[4]	Includes an aggregate of up to 400,000 shares of Class B common stock that are subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).